Summary of Significant Accounting Policies (Details) - Schedule of property plant and equipment	Apr. 30, 2023	Jan. 31, 2023
Lab Equipment [Member] | Minimum [Member]
Schedule of property plant and equipment [Abstract]
Property plant and equipment, useful life	5 years	5 years
Lab Equipment [Member] | Maximum [Member]
Schedule of property plant and equipment [Abstract]
Property plant and equipment, useful life	10 years	10 years
Furniture and fixtures [Member]
Schedule of property plant and equipment [Abstract]
Property plant and equipment, useful life	3 years	3 years
Machinery and equipment [Member] | Minimum [Member]
Schedule of property plant and equipment [Abstract]
Property plant and equipment, useful life	10 years	10 years
Machinery and equipment [Member] | Maximum [Member]
Schedule of property plant and equipment [Abstract]
Property plant and equipment, useful life	20 years	20 years